UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s PGIM Core Short-Term Bond Fund, PGIM Core Ultra- Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2019

Date of reporting period:	10/31/2018

Item 1. Schedule of Investments

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 81.2%
Asset-Backed Securities 20.8%
Automobiles 8.3%
Ally Auto Receivables Trust, Series 2018-03, Class A3	3.000%	01/17/23	15,000	$ 14,920,312
Ally Master Owner Trust,
Series 2017-03, Class A1, 1 Month LIBOR + 0.430%	2.710(c)	06/15/22	6,600	6,612,093
Series 2018-02, Class A	3.290	05/15/23	9,100	9,079,684
Series 2018-04, Class A	3.300	07/17/23	10,000	9,970,561
Bank of The West Auto Trust,
Series 2017-01, Class A2, 144A	1.780	02/15/21	703	700,006
Series 2017-01, Class A3, 144A	2.110	01/15/23	1,000	982,007

BMW Floorplan Master Owner Trust, Series 2018-01, Class A1, 144A	3.150	05/15/23	5,000	4,977,047
Carmax Auto Owner Trust, Series 2018-04, Class A3	3.360	09/15/23	9,500	9,498,907
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110	10/17/22	2,300	2,261,659
Series 2018-01, Class A3	2.480	11/15/22	2,900	2,861,579
Series 2018-02, Class A3	2.980	01/17/23	4,800	4,775,336
Series 2018-03, Class A3	3.130	06/15/23	9,100	9,083,020

Ford Credit Auto Lease Trust, Series 2018-A, Class A2A	2.710	12/15/20	8,600	8,587,700
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A	2.310	04/15/26	7,900	7,843,028
Series 2015-02, Class A, 144A	2.440	01/15/27	3,600	3,550,902
Series 2016-01, Class A, 144A	2.310	08/15/27	3,250	3,174,334
Ford Credit Floorplan Master Owner Trust A,
Series 2016-05, Class A1	1.950	11/15/21	4,500	4,445,059
Series 2016-05, Class A2, 1 Month LIBOR + 0.460%	2.740(c)	11/15/21	3,915	3,927,523
Series 2017-02, Class A2, 1 Month LIBOR + 0.350%	2.630(c)	09/15/22	7,500	7,506,748
GM Financial Automobile Leasing Trust,
Series 2017-02, Class A2B, 1 Month LIBOR + 0.300%	2.580(c)	01/21/20	1,308	1,307,847
Series 2017-03, Class A2B, 1 Month LIBOR + 0.240%	2.520(c)	01/21/20	1,785	1,785,393
Series 2018-02, Class A2A	2.830	07/20/20	11,000	10,986,467
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	4,100	4,080,965
Series 2018-04, Class A3	3.210	10/16/23	5,900	5,887,980

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430%	2.710%(c)	07/15/22	9,000	$ 9,021,166
Series 2018-04, Class A1, 144A	3.500	09/15/23	13,100	13,099,168

Honda Auto Receivables Owner Trust, Series 2018-02, Class A3	3.010	05/18/22	4,800	4,784,870
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030	01/17/23	4,510	4,499,568
Nissan Auto Lease Trust,
Series 2017-A, Class A2B, 1 Month LIBOR + 0.200%	2.480(c)	09/16/19	3,662	3,663,012
Series 2017-B, Class A2B, 1 Month LIBOR + 0.210%	2.490(c)	12/16/19	4,187	4,188,867

Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060	03/15/23	4,300	4,279,890
Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.710(c)	04/18/22	20,000	20,068,964
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 144A	2.020	03/20/20	3,422	3,409,186
Series 2018-A, Class A2A, 144A	2.710	10/20/20	9,161	9,139,189

Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020	12/15/22	2,800	2,788,786
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	8,100	8,086,835
Series 2018-D, Class A3	3.330	04/15/24	8,400	8,395,812

World Omni Automobile Lease Securitization Trust, Series 2018-A, Class A2	2.590	11/16/20	8,669	8,646,248
				242,877,718
Credit Cards 5.0%
American Express Credit Account Master Trust,
Series 2014-01, Class A, 1 Month LIBOR + 0.370%	2.650(c)	12/15/21	10,000	10,017,819
Series 2018-06, Class A	3.060	02/15/24	7,700	7,670,652
Series 2018-08, Class A	3.180	04/15/24	7,700	7,690,745
BA Credit Card Trust,
Series 2014-A01, Class A, 1 Month LIBOR + 0.380%	2.660(c)	06/15/21	15,129	15,138,695
Series 2016-A01, Class A, 1 Month LIBOR + 0.390%	2.670(c)	10/15/21	14,400	14,422,611
Series 2018-A03, Class A3	3.100	12/15/23	4,500	4,482,916

Chase Issuance Trust, Series 2017-A01, Class A, 1 Month LIBOR + 0.300%	2.580(c)	01/15/22	13,400	13,429,408
Discover Card Execution Note Trust,
Series 2014-A01, Class A1, 1 Month LIBOR + 0.430%	2.710(c)	07/15/21	27,100	27,119,569

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards (cont’d.)
Discover Card Execution Note Trust, (cont’d.)
Series 2014-A04, Class A4	2.120%	12/15/21	17,400	$ 17,323,809
Series 2016-A02, Class A2, 1 Month LIBOR + 0.540%	2.820(c)	09/15/21	1,700	1,702,628
Series 2018-A04, Class A4	3.110	01/16/24	7,400	7,381,373
Series 2018-A05, Class A5	3.320	03/15/24	10,100	10,102,492

MBNA Credit Card Master Note Trust, Series 2004-A03, Class A3, 1 Month LIBOR + 0.260%	2.540(c)	08/16/21	9,000	9,006,267
				145,488,984
Home Equity Loans 5.3%
ABFC Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	262	259,924
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680%	2.961(c)	04/25/33	766	751,669
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900%	3.181(c)	03/25/34	733	732,101
Series 2004-OPT05, Class A4, 1 Month LIBOR + 1.250%	3.531(c)	06/25/34	5,235	5,286,652

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700%	2.981(c)	01/25/35	1,270	1,268,219
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550%	4.831(c)	11/25/33	49	52,821
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050%	3.331(c)	12/25/33	1,700	1,690,143
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780%	3.061(c)	04/25/34	3,320	3,275,478
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-01, Class M1, 1 Month LIBOR + 1.350%	3.631(c)	02/25/33	5,253	5,194,665
Series 2003-08, Class M1, 1 Month LIBOR + 1.050%	3.331(c)	10/25/33	1,821	1,791,339
Series 2003-09, Class AV2, 1 Month LIBOR + 0.680%	2.961(c)	09/25/33	190	188,835
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	3.021(c)	12/25/33	267	262,334
Series 2003-12, Class M1, 1 Month LIBOR + 1.125%	3.406(c)	01/25/34	279	278,594
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W02, Class M4, 1 Month LIBOR + 5.625%	4.192(c)	09/25/33	956	909,115

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700%	4.467%(c)	09/25/33	9,208	$ 9,260,468
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200%	3.481(c)	10/25/33	2,528	2,495,674
Series 2003-W05, Class M1, 1 Month LIBOR + 1.050%	3.331(c)	10/25/33	22	22,434
Series 2004-W05, Class M1, 1 Month LIBOR + 0.900%	3.181(c)	04/25/34	148	148,125
Series 2004-W06, Class AV2, 1 Month LIBOR + 0.900%	3.181(c)	05/25/34	361	360,247
Series 2004-W06, Class M1, 1 Month LIBOR + 0.825%	3.106(c)	05/25/34	331	330,284
Series 2004-W07, Class M1, 1 Month LIBOR + 0.825%	3.106(c)	05/25/34	12,281	12,298,005
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960%	3.241(c)	05/25/34	56	56,533
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680%	2.961(c)	11/25/33	193	187,684
Series 2004-HE03, Class M1, 1 Month LIBOR + 0.810%	3.091(c)	06/25/34	252	251,583

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%	3.256(c)	12/25/34	1,216	1,222,967
Bear Stearns Asset-Backed Securities Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.230%	3.511(c)	06/25/43	622	614,636
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.900%	3.181(c)	03/25/34	3,378	3,388,157
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900%	3.181(c)	08/25/34	4,209	4,211,039
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050%	3.331(c)	11/25/33	2,072	2,049,533
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975%	3.256(c)	03/25/34	761	749,450

Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850%	5.131(c)	12/25/32	75	75,681
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350%	3.631(c)	02/25/33	607	604,176
Series 2002-04, Class M1, 1 Month LIBOR + 1.500%	3.781(c)	03/25/33	440	437,941

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, (cont’d.)
Series 2003-02, Class M1, 1 Month LIBOR + 1.320%	3.601%(c)	08/25/33	1,048	$ 1,053,252
Series 2003-03, Class M1, 1 Month LIBOR + 1.290%	3.571(c)	08/25/33	1,089	1,093,541
Series 2003-04, Class M1, 1 Month LIBOR + 1.200%	3.481(c)	10/25/33	5,578	5,491,498
Series 2003-08, Class M1, 1 Month LIBOR + 1.080%	3.361(c)	04/25/34	397	400,117
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A1, 1 Month LIBOR + 0.700%	2.981(c)	09/25/34	768	759,898
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700%	2.981(c)	09/25/34	169	167,074
Series 2004-WMC03, Class M1, 1 Month LIBOR + 0.825%	3.106(c)	10/25/34	1,666	1,672,922
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800%	3.081(c)	08/25/35	51	48,293
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200%	3.481(c)	08/25/35	476	478,499
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500%	3.781(c)	11/25/32	309	307,747
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.200%	3.481(c)	05/25/33	1,247	1,236,864
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275%	3.556(c)	04/25/33	2,106	2,106,179
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450%	5.731(c)	04/25/33	88	85,396
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.331(c)	09/25/33	1,202	1,192,599
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625%	4.906(c)	09/25/33	51	50,093
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.301(c)	10/25/33	224	222,058
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740%	3.021(c)	01/25/34	1,253	1,244,438
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.226(c)	06/25/34	779	779,623
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900%	3.181(c)	08/25/34	3,500	3,538,031

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.960%	3.241%(c)	09/25/34	17,589	$17,767,996

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350%	3.631(c)	03/25/33	474	474,922
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC05, Class M1, 1 Month LIBOR + 1.410%	3.691(c)	10/25/32	430	429,252
Series 2002-NC05, Class M2, 1 Month LIBOR + 2.400%	4.681(c)	10/25/32	51	51,187
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125%	3.406(c)	10/25/33	3,348	3,348,086
Series 2003-06, Class M1, 1 Month LIBOR + 1.080%	3.361(c)	01/25/34	5,542	5,563,203
Series 2004-01, Class M1, 1 Month LIBOR + 0.885%	3.166(c)	05/25/34	3,997	3,976,074
Series 2004-03, Class M1, 1 Month LIBOR + 0.930%	3.211(c)	11/25/34	12,150	12,182,393
Series 2004-04, Class M1, 1 Month LIBOR + 0.765%	3.046(c)	02/25/35	11,156	11,090,788

Option One Mortgage Loan Trust, Series 2004-01, Class M1, 1 Month LIBOR + 0.900%	3.181(c)	01/25/34	1,331	1,322,095
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860%	3.141(c)	06/25/33	289	283,099
Residential Asset Securities Trust,
Series 2004-KS01, Class AI5	5.721(cc)	02/25/34	2,240	2,278,036
Series 2004-KS05, Class AI5	4.880(cc)	06/25/34	7,428	7,518,194
Saxon Asset Securities Trust,
Series 2001-03, Class M1, 1 Month LIBOR + 1.170%	3.451(c)	07/25/31	38	37,604
Series 2003-03, Class M2, 1 Month LIBOR + 2.400%	4.391(c)	12/25/33	63	58,402

Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780%	3.061(c)	02/25/34	3,146	3,157,684
Specialty Underwriting & Residential Finance Trust, Series 2004-BC01, Class M1, 1 Month LIBOR + 0.765%	3.046(c)	02/25/35	1,736	1,728,313
				153,901,956
Residential Mortgage-Backed Securities 1.8%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R05, Class M1, 1 Month LIBOR + 0.870%	3.151(c)	07/25/34	605	607,077

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, (cont’d.)
Series 2005-R09, Class AF5	5.818%(cc)	11/25/35	930	$ 934,570
Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	2.611(c)	01/25/36	2	2,188

Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800%	4.081(c)	07/25/32	80	79,073
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500%	2.781(c)	05/25/32	404	392,487
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660%	2.941(c)	11/25/32	463	459,375
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050%	3.331(c)	07/25/33	204	202,638
Series 2004-ECC01, Class M1, 1 Month LIBOR + 0.945%	3.226(c)	11/25/34	2,581	2,532,408

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020%	3.301(c)	11/25/33	696	679,815
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.031(c)	03/25/34	480	481,881
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	91	92,737
Finance America Mortgage Loan Trust, Series 2004-03, Class M1, 1 Month LIBOR + 0.870%	3.151(c)	11/25/34	7,575	7,676,455
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720%	3.001(c)	08/25/34	226	220,710
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	3.331(c)	12/25/33	370	363,043
Series 2004-01, Class M1, 1 Month LIBOR + 0.675%	2.956(c)	02/25/34	1,671	1,677,064
Series 2004-02, Class M1, 1 Month LIBOR + 0.855%	3.136(c)	07/25/34	853	871,107
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	3.151(c)	05/25/34	4,393	4,337,487
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	3.256(c)	08/25/34	3,915	3,915,753
GSAMP Trust,
Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775%	5.055(c)	03/20/33	64	64,194
Series 2004-FM01, Class M2, 1 Month LIBOR + 2.100%	4.381(c)	11/25/33	3	2,917

HSI Asset Securitization Corp. Trust, Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250%	2.531(c)	03/25/36	1,400	1,333,355

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125%	3.406%(c)	07/25/33	1,070	$ 1,069,740
Series 2003-04, Class M1, 1 Month LIBOR + 1.020%	3.301(c)	08/25/33	791	793,476
Series 2004-01, Class M1, 1 Month LIBOR + 0.750%	3.031(c)	02/25/34	11,282	11,294,433
Series 2004-02, Class M1, 1 Month LIBOR + 0.795%	3.076(c)	06/25/34	3,145	3,112,337
Series 2004-03, Class M1, 1 Month LIBOR + 0.855%	3.136(c)	07/25/34	3,027	3,023,544
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850%	5.131(c)	02/25/34	233	229,821
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650%	3.931(c)	10/25/34	1,040	1,030,849

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900%	3.181(c)	05/25/34	512	502,561
Popular ABS Mortgage Pass-Through Trust, Series 2004-04, Class M1	4.358(cc)	09/25/34	812	822,563
Saxon Asset Securities Trust, Series 2004-02, Class AF3	3.949(cc)	08/25/35	869	872,573
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC01, Class M1, 1 Month LIBOR + 1.200%	3.481(c)	01/25/34	118	118,918
Series 2003-BC03, Class M1, 1 Month LIBOR + 0.975%	3.256(c)	08/25/34	3,777	3,666,680
Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800%	3.081(c)	10/25/35	668	653,164

Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680%	2.961(c)	01/25/33	124	123,531
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW01, Class A4, 144A, 1 Month LIBOR + 0.400%	2.681(c)	12/25/35	43	43,245
				54,283,769
Student Loans 0.4%
Navient Student Loan Trust,
Series 2016-06A, Class A1, 144A, 1 Month LIBOR + 0.480%	2.761(c)	03/25/66	259	259,451

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Navient Student Loan Trust, (cont’d.)
Series 2018-03A, Class A1, 144A, 1 Month LIBOR + 0.270%	2.551%(c)	03/25/67	6,461	$ 6,461,172
Series 2018-04A, Class A1, 144A, 1 Month LIBOR + 0.250%	2.389(c)	06/27/67	4,400	4,399,843
				11,120,466
Total Asset-Backed Securities (cost $576,083,165)				607,672,893
Certificates of Deposit 0.7%
Nordea Bank AB, 3 Month LIBOR + 0.300%	2.616(c)	06/05/20	9,500	9,511,736
Nordea Bank AB, 3 Month LIBOR + 0.300%	2.634(c)	06/12/20	10,000	9,999,995

Total Certificates of Deposit (cost $19,500,000)				19,511,731
Commercial Mortgage-Backed Securities 15.6%
BANK, Series 2017-BNK05, Class A1	1.909	06/15/60	1,712	1,667,948
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671%	2.951(c)	03/15/37	35,000	34,890,107
CD Mortgage Trust, Series 2017-CD06, Class A1	2.168	11/13/50	3,675	3,597,038
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A2	2.962	11/10/46	5,418	5,413,650
Series 2015-GC27, Class A1	1.353	02/10/48	1,102	1,097,656
Series 2016-P04, Class A2	2.450	07/10/49	20,000	19,514,820

Cold Storage Trust, Series 2017-ICE03, Class A, 144A, 1 Month LIBOR + 1.000%	3.280(c)	04/15/36	45,000	45,012,748
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	2,293	2,290,443
Series 2014-LC17, Class A1	1.381	10/10/47	780	778,332
Series 2014-UBS02, Class A2	2.820	03/10/47	14,025	14,013,170
Series 2014-UBS03, Class A2	2.844	06/10/47	2,170	2,166,512
Series 2014-UBS05, Class A2	3.031	09/10/47	5,050	5,045,585
Series 2015-CR25, Class A2	3.104	08/10/48	8,561	8,521,160

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.280%(c)	09/15/33	31,508	$31,354,033

CSAIL Commercial Mortgage Trust, Series 2015-C01, Class A1	1.684	04/15/50	4,478	4,447,261
CSWF, Series 2018-TOP, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	3.280(c)	08/15/35	20,000	20,006,380
DBJPM Mortgage Trust,
Series 2016-C01, Class A1	1.676	05/10/49	1,484	1,458,089
Series 2016-C03, Class A1	1.502	08/10/49	841	820,603

GE Business Loan Trust, Series 2006-02A, Class A, 144A, 1 Month LIBOR + 0.180%	2.460(c)	11/15/34	1,746	1,715,323
GS Mortgage Securities Trust, Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	3.355(c)	10/15/31	23,300	23,299,870
Hyatt Hotel Portfolio Trust, Series 2017-HYT02, Class A, 144A, 1 Month LIBOR + 0.658%	2.938(c)	08/09/32	20,000	19,949,536
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A2	2.872	07/15/47	8,644	8,630,320
Series 2014-C20, Class A3A2, 144A	3.472	07/15/47	25,000	24,993,663
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850%	3.130(c)	10/15/32	9,977	9,978,846
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950%	3.229(c)	07/05/33	20,000	20,025,422
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	1,252	1,258,059
Series 2014-C21, Class A2	2.892	08/15/47	237	236,307
Series 2014-C22, Class A1	1.451	09/15/47	604	603,206

LSTAR Commercial Mortgage Trust, Series 2017-05, Class A1, 144A	2.417	03/10/50	3,927	3,851,632
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3	2.655	02/15/46	7,044	6,808,406
Series 2014-C014, Class A2	2.916	02/15/47	771	770,315
Series 2014-C17, Class A2	3.119	08/15/47	5,154	5,152,259
Series 2014-C19, Class A1	1.573	12/15/47	2,198	2,186,198
Series 2014-C19, Class A2	3.101	12/15/47	5,000	4,997,226
Series 2015-C20, Class A1	1.405	02/15/48	1,276	1,268,999

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2015-C24, Class A2	3.088%	05/15/48	5,000	$4,972,128

Morgan Stanley Capital I Trust, Series 2012-C04, Class A4	3.244	03/15/45	2,150	2,133,798
RETL, Series 2018-RVP, Class A, 144A, 1 Month LIBOR + 1.100%	3.380(c)	03/15/33	20,229	20,228,003
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220%	3.500(c)	11/15/27	22,623	22,626,032
UBS Commercial Mortgage Trust, Series 2017-C01, Class A1	1.887	06/15/50	2,341	2,284,930
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4	3.525	05/10/63	43,642	43,596,148
Series 2012-C03, Class A3	2.728	08/10/49	647	645,149
Series 2012-C04, Class A3	2.533	12/10/45	17,836	17,603,507

Wells Fargo Commercial Mortgage Trust, Series 2017-RC01, Class A1	2.012	01/15/60	1,902	1,864,322
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750%	3.040(c)	03/15/47	3,000	3,006,161
Total Commercial Mortgage-Backed Securities (cost $461,337,485)				456,781,300
Corporate Bonds 44.1%
Aerospace & Defense 0.1%
General Dynamics Corp., Gtd. Notes, 3 Month LIBOR + 0.290%	2.628(c)	05/11/20	4,000	4,010,100
Agriculture 0.0%
Philip Morris International, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.420%	2.732(c)	02/21/20	356	357,097
Auto Manufacturers 5.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	2.488(c)	11/13/19	5,000	5,001,447
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.659(c)	02/14/20	26,000	26,030,363
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	1.500	04/11/19	24,000	23,855,461
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.689(c)	08/14/20	5,000	5,010,622

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.250%	2.591%(c)	11/05/18	9,000	$ 9,000,048
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.871(c)	05/05/20	15,000	15,031,490

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.830%	3.164(c)	03/12/19	4,735	4,738,074
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN	2.250	01/15/19	7,190	7,181,959
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	2.812(c)	05/21/20	9,750	9,762,092

Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%	2.826(c)	07/13/20	2,400	2,397,202
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	2.374(c)	05/15/19	10,000	10,001,034
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.716(c)	04/13/21	10,000	10,001,700
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.820%	3.142(c)	02/19/19	20,000	20,049,088
				148,060,580
Banks 13.3%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%	3.085(c)	01/18/19	25,000	25,021,000
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.661(c)	11/09/20	600	600,573
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.718(c)	07/02/20	25,000	25,001,605
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.250%	2.581(c)	09/11/19	25,000	25,033,977
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.896(c)	04/13/21	7,500	7,523,222

Branch Banking & Trust Co., Sr. Unsec’d. Notes	1.450	05/10/19	26,000	25,816,960
Capital One NA, Sr. Unsec’d. Notes	1.850	09/13/19	24,500	24,218,793
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.597(c)	09/18/19	699	699,503
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.861(c)	05/01/20	20,000	20,029,238

Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.693(c)	06/25/20	16,000	16,004,929

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	3.530%(c)	04/25/19	25,000	$ 25,111,142
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.375	07/23/19	10,000	9,957,800
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%	3.217(c)	07/23/19	1,900	1,906,433

National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	2.820(c)	05/22/20	40,000	40,134,460
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.682(c)	05/19/20	25,000	25,045,416
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.719(c)	01/22/21	5,540	5,535,975
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.380%	2.701(c)	03/02/20	30,000	30,059,980
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.910(c)	04/30/21	10,000	10,014,271

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.480%	3.812(c)	03/14/19	25,000	25,121,225
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.611(c)	06/11/20	20,000	20,027,400
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	2.737(c)	07/24/20	12,000	12,007,381
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.828(c)	04/26/21	13,000	13,019,549
				387,890,832
Beverages 0.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650	02/01/21	4,786	4,692,003
Keurig Dr Pepper, Inc., Gtd. Notes	2.600	01/15/19	467	466,514
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.900(c)	02/22/19	10,000	10,017,936
				15,176,453
Biotechnology 1.7%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.900	05/10/19	20,000	19,902,031
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.661(c)	05/10/19	30,000	30,030,889
				49,932,920

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	3.291%(c)	05/01/20	700	$ 705,420
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	3.071(c)	05/01/20	460	462,097
				1,167,517
Commercial Services 0.9%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.110(c)	05/22/19	25,500	25,556,022
Computers 3.0%
Apple, Inc.,
Sr. Unsec’d. Notes	1.500	09/12/19	25,000	24,709,677
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.820%	3.130(c)	02/22/19	10,000	10,023,786

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19	28,000	27,728,789
HP, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%	3.376(c)	01/14/19	1,050	1,051,295
IBM Credit LLC, Sr. Unsec’d. Notes	1.625	09/06/19	25,000	24,742,982
				88,256,529
Cosmetics/Personal Care 0.7%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800	05/05/20	20,000	19,606,718
Diversified Financial Services 0.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	3.041(c)	05/26/20	1,000	1,006,685
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.632(c)	05/21/21	10,500	10,517,283
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.000	05/25/10	50,000	1,040,000
				12,563,968

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric 3.0%
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.150%	11/13/20	25,000	$ 24,368,501
Black Hills Corp., Sr. Unsec’d. Notes	2.500	01/11/19	17,572	17,562,335
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600	11/01/21	9,250	9,247,889
Georgia Power Co., Sr. Unsec’d. Notes	2.000	03/30/20	20,000	19,683,791
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.230%	2.541(c)	11/28/18	17,000	16,985,817
				87,848,333
Foods 1.0%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.834(c)	03/16/20	9,600	9,582,799
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.976(c)	04/16/21	4,600	4,596,103
Kellogg Co., Sr. Unsec’d. Notes	3.250	05/14/21	9,650	9,581,960
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A, 3 Month LIBOR + 0.610%	3.119(c)	10/28/19	3,000	3,010,043
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.871(c)	06/02/20	1,460	1,462,973
				28,233,878
Healthcare-Products 0.1%
Medtronic, Inc., Gtd. Notes, 3 Month LIBOR + 0.800%	3.134(c)	03/15/20	1,200	1,209,908
Stryker Corp., Sr. Unsec’d. Notes	2.000	03/08/19	1,350	1,345,696
				2,555,604
Healthcare-Services 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	2.200	03/15/19	2,000	1,995,881
Anthem, Inc., Sr. Unsec’d. Notes	2.500	11/21/20	15,000	14,695,053
				16,690,934

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 3.9%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	2.858%(c)	09/20/21	24,400	$ 24,401,546
Ambac Assurance Corp., Sub. Notes, 144A	5.100	06/07/20	11	14,451
MassMutual Global Funding II, Sr. Sec’d. Notes, 144A, MTN	2.350	04/09/19	11,600	11,576,180
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	3.450	10/09/21	19,250	19,207,441
New York Life Global Funding, 144A, 3 Month LIBOR + 0.320%	2.661(c)	08/06/21	5,500	5,502,772
Principal Life Global Funding II, Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	2.674(c)	06/26/20	24,600	24,623,267
Protective Life Global Funding,
Sec’d. Notes, 144A	2.262	04/08/20	1,140	1,123,456
Sr. Sec’d. Notes, 144A	1.722	04/15/19	26,600	26,453,611
				112,902,724
Machinery-Construction & Mining 0.5%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	2.611(c)	09/04/20	14,000	14,017,737
Machinery-Diversified 0.4%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	2.587(c)	09/10/21	10,600	10,601,905
Media 2.0%
Comcast Corp., Gtd. Notes, 3 Month LIBOR + 0.330%	2.738(c)	10/01/20	35,000	35,014,843
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.130%	2.451(c)	03/04/20	23,000	23,023,010
				58,037,853
Mining 0.8%
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	4.950	01/15/20	18,967	19,307,646
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	3.125	04/29/19	5,275	5,264,344
				24,571,990

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.9%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.674%(c)	03/16/20	25,000	$ 25,041,424
Oil & Gas 2.0%
Chevron Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	2.531(c)	03/03/20	24,000	24,043,945
EOG Resources, Inc.,
Sr. Unsec’d. Notes	2.450	04/01/20	725	717,016
Sr. Unsec’d. Notes	5.625	06/01/19	8,144	8,259,573

Shell International Finance BV (Netherlands), Gtd. Notes	1.375	05/10/19	25,000	24,807,596
				57,828,130
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000	12/21/20	875	865,671
Pharmaceuticals 0.9%
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	1.600	02/27/19	16,800	16,737,954
CVS Health Corp., Sr. Unsec’d. Notes	2.250	08/12/19	1,650	1,639,905
Pfizer, Inc., Sr. Unsec’d. Notes	5.200	08/12/20	7,313	7,545,008
				25,922,867
Pipelines 1.0%
Enterprise Products Operating LLC,
Gtd. Notes	3.500	02/01/22	29,250	29,105,555
Gtd. Notes	6.500	01/31/19	600	604,831
				29,710,386
Retail 1.3%
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100	12/07/18	26,093	26,075,518
Walmart, Inc., Sr. Unsec’d. Notes	3.125	06/23/21	11,717	11,712,313
				37,787,831

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications 0.0%
AT&T, Inc., Sr. Unsec’d. Notes	2.300%	03/11/19	133	$ 132,708
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.860(c)	05/22/20	800	803,667
				936,375
Transportation 0.0%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.500	05/11/20	200	197,184
Total Corporate Bonds (cost $1,324,462,851)				1,286,329,562

Total Long-Term Investments (cost $2,381,383,501)				2,370,295,486

Shares
Short-Term Investments 18.6%
Affiliated Mutual Fund 0.6%
PGIM Core Ultra Short Bond Fund (cost $18,331,207)(w)	18,331,207	18,331,207

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 7.7%
American Express National Bank	1.650%	09/19/19	20,000	19,846,320
Bank of Nova Scotia, 1 Month LIBOR + 0.310%	2.590(c)	06/20/19	25,000	25,009,150
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.320%	2.728(c)	07/08/19	24,650	24,678,488
Credit Suisse AG, 3 Month LIBOR + 0.170%	2.566(c)	10/01/19	25,000	24,995,342
Mizuho Bank Ltd., 1 Month LIBOR + 0.270%	2.557(c)	04/18/19	25,000	24,998,830
MUFG BANK Ltd	2.310	12/20/18	25,000	24,996,734
Natixis SA, 1 Month LIBOR + 0.350%	2.629(c)	03/05/19	25,000	25,019,925
Nordea Bank AB	2.300	12/18/18	5,500	5,500,262

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.150%	2.595%(c)	04/16/19	25,000	$ 24,998,785
Svenska Handelsbanken, 3 Month LIBOR + 0.400%	2.738(c)	02/12/19	25,000	25,024,546
Total Certificates of Deposit (cost $225,123,888)				225,068,382
Commercial Paper 10.3%
ASSA ABLOY Financial Services AB, 144A	2.597(n)	11/30/18	10,000	9,979,167
Bell Canada, Inc.,
144A	2.602(n)	12/05/18	5,000	4,987,589
144A	2.602(n)	12/21/18	15,000	14,944,835
144A	2.606(n)	12/14/18	5,000	4,984,252

DENTSPLY International, Inc., 144A	2.602(n)	12/20/18	5,000	4,982,153
EI du Pont de Nemours & Co.,
144A	2.539(n)	12/10/18	8,000	7,977,218
144A	2.570(n)	12/17/18	16,000	15,946,107
FMC Technologies, Inc.,
144A	2.602(n)	12/18/18	17,000	16,941,928
144A	2.653(n)	12/20/18	4,000	3,985,722

Glencore Funding LLC, 144A	2.730(n)	12/20/18	13,000	12,952,749
Glencore Funding LLC , 144A	2.705(n)	12/18/18	6,000	5,979,104
Harley-Davidson Financial Services, Inc.,
144A	2.538(n)	12/04/18	8,000	7,981,013
144A	2.548(n)	12/10/18	9,000	8,974,670

Marriot International, Inc., 144A	2.647(n)	12/12/18	3,000	2,991,110
NextEra Energy Capital Holdings, Inc., 144A	2.596(n)	11/19/18	7,000	6,990,856
NUTRIEN Ltd. ,
144A	2.591(n)	12/07/18	10,000	9,970,749
144A	2.632(n)	12/10/18	13,000	12,958,790
144A	2.684(n)	12/18/18	10,000	9,961,707
144A	2.684(n)	12/20/18	2,000	1,992,008
Public Service Enterprise Group,
144A	2.623(n)	12/21/18	15,000	14,945,302
144A	2.632(n)	12/20/18	5,000	4,982,153

Sempra Energy Global Enterprises, 144A	2.547(n)	12/04/18	21,000	20,950,159
Suncor Energy, Inc.,
144A	2.601(n)	12/10/18	13,000	12,963,412
144A	2.612(n)	12/18/18	2,000	1,993,168
144A	2.612(n)	12/19/18	10,000	9,965,074

TELUS Corp. , 144A	2.695(n)	12/27/18	13,000	12,946,524
UBS AG,
144A, 1 Month LIBOR + 0.260%	2.525(c)	09/03/19	20,000	20,003,280

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
UBS AG, (cont’d.)
144A, 1 Month LIBOR + 0.420%	2.722%(c)	05/31/19	10,000	$10,013,110

VW Credit, Inc., 144A	2.628(n)	12/10/18	25,000	24,929,639
Total Commercial Paper (cost $299,184,570)				299,173,548

Total Short-Term Investments (cost $542,639,665)				542,573,137

TOTAL INVESTMENTS 99.8% (cost $2,924,023,166)				2,912,868,623
Other assets in excess of liabilities(z) 0.2%				5,237,796

Net Assets 100.0%				$ 2,918,106,419

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at October 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
35,000	01/08/19	1.344%(S)	3 Month LIBOR(1)(Q)	$ 164,469	$ (20,311)	$ (184,780)
10,000	02/24/19	1.560%(S)	3 Month LIBOR(1)(Q)	173	48,839	48,666
59,000	04/05/19	1.585%(S)	3 Month LIBOR(1)(Q)	273,840	307,768	33,928
81,000	05/11/19	1.621%(S)	3 Month LIBOR(1)(Q)	231,025	283,057	52,032
70,000	08/21/19	1.591%(S)	3 Month LIBOR(1)(Q)	87,829	799,086	711,257
50,000	09/07/19	1.514%(S)	3 Month LIBOR(1)(Q)	—	625,091	625,091
50,000	09/13/19	1.546%(S)	3 Month LIBOR(1)(Q)	9,714	610,986	601,272
22,500	12/08/19	1.100%(S)	3 Month LIBOR(1)(Q)	(3,658)	421,482	425,140

Interest rate swap agreements outstanding at October 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
18,967	02/05/20	2.350%(S)	3 Month LIBOR(1)(Q)	$ 132,437	$ 150,215	$ 17,778
20,000	03/02/20	1.803%(S)	3 Month LIBOR(1)(Q)	—	323,688	323,688
27,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	142,132	447,909	305,777
60,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	1,034,058	1,834,125	800,067
83,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	911,043	1,541,603	630,560
5,000	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	24,006	24,214	208
101,065	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	186,979	(198,302)	(385,281)
76,150	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	1,946,941	2,629,991	683,050
19,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	147,675	733,143	585,468
				$5,288,663	$10,562,584	$5,273,921

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$4,112,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 242,877,718	$—
Credit Cards	—	145,488,984	—
Home Equity Loans	—	153,901,956	—

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund

PGIM Core Short-Term Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (cont’d.)
Residential Mortgage-Backed Securities	$ —	$ 54,283,769	$—
Student Loans	—	11,120,466	—

Certificates of Deposit	—	244,580,113	—
Commercial Mortgage-Backed Securities	—	456,781,300	—
Corporate Bonds	—	1,286,329,562	—
Affiliated Mutual Fund	18,331,207	—	—
Commercial Paper	—	299,173,548	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	5,273,921	—
Total	$18,331,207	$2,899,811,337	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

PGIM Core Ultra Short Bond Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 0.7%
Corporate Bond
Auto Manufacturers
Toyota Motor Credit Corp. (cost $136,000,000)	2.374%(c)	05/15/19	136,000	$ 136,014,060

Total Long-Term Investments (cost $136,000,000)				136,014,060

Short-Term Investments 100.3%
Certificates of Deposit 28.8%
Bank of America NA,
1 Month LIBOR + 0.150%	2.427%(c)	04/15/19	138,000	137,975,041
1 Month LIBOR + 0.150%	2.450(c)	02/04/19	109,000	109,023,217
1 Month LIBOR + 0.220%	2.527(c)	01/14/19	116,000	116,042,688
1 Month LIBOR + 0.410%	2.687(c)	11/06/18	159,000	159,004,867

Bank of Montreal, 1 Month LIBOR + 0.260%	2.537(c)	02/08/19	147,000	147,074,970
Bank of Nova Scotia, 1 Month LIBOR + 0.310%	2.592(c)	06/19/19	172,000	172,060,200
BNP Paribas SA,
3 Month LIBOR + 0.140%	2.506(c)	06/24/19	228,000	227,940,592
1 Month LIBOR + 0.240%	2.522(c)	02/19/19	120,000	120,053,880
1 Month LIBOR + 0.270%	2.550(c)	11/15/18	143,000	143,017,589

Branch Banking & Trust Co.	2.200	11/02/18	120,000	119,999,909

Branch Banking & Trust Co.	2.200	11/06/18	119,000	118,999,641
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.230%	2.510(c)	11/14/18	150,000	150,015,000
3 Month LIBOR + 0.200%	2.543(c)	05/01/19	14,000	14,006,876
3 Month LIBOR + 0.130%	2.579(c)	07/17/19	225,000	224,967,550

Citibank NA	2.370	01/15/19	108,000	107,966,260

Citibank NA	2.430	01/04/19	112,000	111,995,511

Citibank NA	2.510	03/14/19	108,000	107,937,221

Commonwealth Bank of Australia	2.250	12/06/18	110,000	109,994,526

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund

PGIM Core Ultra Short Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.210%	2.490%(c)	11/15/18	90,000	$ 90,008,820
1 Month LIBOR + 0.400%	2.680(c)	04/16/19	50,000	50,049,300

Credit Suisse AG, 3 Month LIBOR + 0.170%	2.566(c)	10/01/19	219,000	218,959,198
Mizuho Bank Ltd., 1 Month LIBOR + 0.270%	2.557(c)	04/18/19	84,000	83,996,069
MUFG Bank Ltd.	2.320	12/18/18	189,000	188,980,482

MUFG Bank Ltd.	2.430	01/23/19	89,500	89,470,797

Natixis SA	2.330	12/20/18	84,000	84,004,761

Natixis SA, 1 Month LIBOR + 0.350%	2.629(c)	03/05/19	176,500	176,640,670

Norinchukin Bank	2.300	12/06/18	26,000	25,999,374
Royal Bank of Canada,
3 Month LIBOR + 0.150%	2.472(c)	05/20/19	79,500	79,517,003
3 Month LIBOR + 0.130%	2.555(c)	07/12/19	200,000	199,999,138

Standard Chartered Bank, 3 Month LIBOR + 0.040%	2.383(c)	11/08/18	29,000	29,000,650
Svenska Handelsbanken AB,
1 Month LIBOR + 0.190%	2.470(c)	02/20/19	110,000	110,031,900
1 Month LIBOR + 0.220%	2.501(c)	01/25/19	175,000	175,066,675
Swedbank AB,
1 Month LIBOR + 0.190%	2.471(c)	02/25/19	200,000	200,056,600
1 Month LIBOR + 0.200%	2.477(c)	11/06/18	223,000	223,008,920

Toronto-Dominion Bank (The)	2.300	12/19/18	133,000	132,996,172
US Bank NA,
1 Month LIBOR + 0.230%	2.512(c)	05/23/19	100,000	99,994,405
1 Month LIBOR + 0.240%	2.534(c)	06/26/19	108,000	107,992,993

US Bank NA	2.220	11/13/18	270,000	270,008,737
Wells Fargo Bank NA,
3 Month LIBOR + 0.160%	2.596(c)	08/13/19	207,000	206,935,733
3 Month LIBOR + 0.230%	2.666(c)	04/16/19	140,000	140,075,708
Westpac Banking Corp.,
1 Month LIBOR + 0.200%	2.479(c)	11/05/18	153,000	153,005,049
3 Month LIBOR + 0.090%	2.598(c)	04/26/19	245,000	244,976,247

Total Certificates of Deposit (cost $5,778,544,047)				5,778,850,939
Commercial Paper 33.5%
ABN AMRO Funding USA LLC,
144A	2.402(n)	01/04/19	110,000	109,516,978
144A	2.412(n)	12/03/18	4,000	3,991,391

Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Commercial Paper (Continued)
BASF SE,
144A	2.276%(n)	11/01/18	100,000	$ 99,993,847
144A	2.276(n)	11/02/18	200,000	199,975,356
144A	2.341(n)	12/03/18	22,000	21,953,556
144A	2.390(n)	12/10/18	140,000	139,640,666
144A	2.400(n)	12/19/18	83,000	82,738,827
144A	2.400(n)	12/20/18	100,000	99,674,583
CDP Financial, Inc.,
144A	2.217(n)	11/01/18	45,000	44,997,244
144A	2.218(n)	11/06/18	60,000	59,977,820
144A	2.302(n)	12/03/18	24,000	23,949,884
144A	2.314(n)	12/14/18	58,700	58,534,485
144A	2.392(n)	12/21/18	115,000	114,621,055
Commonwealth Bank of Australia,
144A	2.239(n)	11/20/18	202,000	201,752,326
144A, 1 Month LIBOR + 0.240%	2.505(c)	01/03/19	125,000	125,048,500
144A, 1 Month LIBOR + 0.330%	2.625(c)	02/28/19	12,000	12,008,916

CPPIB Capital, Inc., 144A	2.402(n)	01/10/19	175,000	174,179,950
Federation Des Caisses Desjardins,
144A	2.272(n)	11/23/18	20,000	19,970,560
144A	2.309(n)	11/26/18	83,000	82,861,768
144A	2.343(n)	12/19/18	90,000	89,710,778
144A	2.344(n)	12/20/18	39,000	38,872,004
144A	2.443(n)	12/21/18	39,000	38,869,279
144A, 1 Month LIBOR + 0.300%	2.582(c)	06/19/19	150,000	150,093,600
GlaxoSmithKline Finance PLC,
144A	2.365(n)	11/13/18	109,000	108,908,288
144A	2.365(n)	11/14/18	44,000	43,959,960
GlaxoSmithKline LLC,
144A	2.236(n)	11/01/18	208,000	207,987,231
144A	2.246(n)	11/05/18	50,000	49,984,375

HSBC Bank PLC, 144A, 1 Month LIBOR + 0.210%	2.491(c)	11/08/18	114,000	114,006,156
HSBC USA, Inc., 144A	2.238(n)	11/05/18	54,000	53,983,050
International Bank for Reconstruction & Development	2.292(n)	12/20/18	251,000	250,238,215
International Bank for Reconstruction & Development	2.243(n)	11/27/18	270,000	269,575,020
International Business Machine Corp.,
144A	2.343(n)	12/17/18	83,000	82,750,769
144A	2.354(n)	12/18/18	225,000	224,309,401
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.110%	2.483(c)	03/25/19	112,000	111,994,952

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund

PGIM Core Ultra Short Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Commercial Paper (Continued)
JPMorgan Securities LLC, (cont’d.)
144A, 1 Month LIBOR + 0.230%	2.512%(c)	04/23/19	60,000	$ 59,993,760
144A, 3 Month LIBOR + 0.180%	2.523(c)	11/07/18	100,000	100,005,200
144A, 1 Month LIBOR + 0.270%	2.557(c)	01/24/19	132,000	132,066,132
1 Month LIBOR + 0.300%	2.583(c)	06/12/19	43,000	43,008,084
144A, 3 Month LIBOR + 0.200%	2.709(c)	07/29/19	78,000	77,994,152
KFW,
144A	2.391(n)	01/11/19	140,000	139,357,680
144A	2.402(n)	01/18/19	100,000	99,496,156

National Australia Bank Ltd., 144A, 1 Month LIBOR + 0.220%	2.476(c)	08/01/19	5,000	5,000,180
Nederlandse Waterschapsbank NV, 144A	2.239(n)	11/19/18	180,000	179,780,740
Nestle Finance International Ltd.	2.392(n)	12/13/18	87,000	86,759,537
Nissan Motor Acceptance Corp., 144A	2.383(n)	12/19/18	30,000	29,905,553
Novartis Finance Corp.,
144A	2.360(n)	12/17/18	40,000	39,879,837
144A	2.360(n)	12/18/18	25,000	24,923,200

Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.300%	2.587(c)	01/11/19	50,000	50,026,450
Port Authority of New York & New Jersey	2.400	01/15/19	13,145	13,145,394

Port Authority of New York & New Jersey	2.600	01/30/19	12,150	12,150,000
Province of Alberta,
144A	2.231(n)	11/01/18	28,836	28,834,242
144A	2.253(n)	11/07/18	70,000	69,969,920
144A	2.284(n)	12/03/18	100,000	99,792,192
144A	2.284(n)	12/05/18	59,000	58,869,675
144A	2.294(n)	12/10/18	75,000	74,809,750
144A	2.294(n)	12/12/18	27,000	26,927,928
144A	2.314(n)	12/20/18	30,000	29,903,875
144A	2.331(n)	12/04/18	90,000	89,807,135
144A	2.341(n)	12/11/18	21,000	20,945,327
144A	2.392(n)	12/19/18	25,000	24,921,600
144A	2.679(n)	02/20/19	13,500	13,396,218
PSP Capital, Inc.,
144A	2.233(n)	11/07/18	20,000	19,991,367
144A	2.304(n)	12/17/18	25,000	24,924,702
144A	2.315(n)	12/20/18	35,000	34,887,368
144A	2.390(n)	12/10/18	60,000	59,847,533
144A	2.390(n)	12/12/18	30,000	29,919,780
Sanofi SA,
144A	2.284(n)	12/14/18	52,000	51,852,487

Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Commercial Paper (Continued)
Sanofi SA, (cont’d.)
144A	2.294%(n)	12/17/18	54,000	$ 53,835,735
144A	2.315(n)	12/21/18	196,000	195,350,538
Schlumberger Investment SA,
144A	2.340(n)	11/28/18	10,000	9,982,220
144A	2.342(n)	12/10/18	50,000	49,871,278
144A	2.342(n)	12/11/18	64,000	63,830,971

Toronto-Dominion Bank (The), 144A, 1 Month LIBOR + 0.230%	2.507(c)	11/09/18	197,000	197,012,805
Total Capital Canada Ltd., 144A	2.345(n)	12/19/18	175,000	174,435,002
Toyota Credit Canada, Inc.,
1 Month LIBOR + 0.230%	2.507(c)	12/03/18	22,000	22,005,082
1 Month LIBOR + 0.250%	2.531(c)	03/01/19	50,000	50,024,000
Toyota Finance Australia Ltd.,
1 Month LIBOR + 0.260%	2.554(c)	11/20/18	82,000	82,013,366
1 Month LIBOR + 0.400%	2.680(c)	11/13/18	78,000	78,012,012

Toyota Motor Finance (Netherlands) BV, 3 Month LIBOR + 0.070%	2.456(c)	06/25/19	20,000	19,997,317
UBS AG,
144A, 1 Month LIBOR + 0.260%	2.525(c)	09/03/19	170,000	170,027,880
144A, 1 Month LIBOR + 0.420%	2.722(c)	05/31/19	94,000	94,123,234

University of Texas System Board of Regents Revenue Financing	2.230	11/19/18	10,000	10,000,200

University of Texas System Board of Regents Revenue Financing	2.400	01/14/19	10,000	10,000,400

Westpac Banking Corp., 144A, 1 Month LIBOR + 0.250%	2.567(c)	02/08/19	90,000	90,043,470
Total Commercial Paper (cost $6,734,080,941)				6,734,289,454
Corporate Bonds 0.5%
Auto Manufacturers 0.1%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	1.700	01/09/19	18,000	17,972,929
Banks 0.4%
Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.230%	2.571(c)	11/09/18	21,000	21,001,173

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund

PGIM Core Ultra Short Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	InterestRate	MaturityDate	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)	2.637%(c)	12/07/18	26,400	$ 26,404,118
Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.500%	2.811(c)	11/28/18	41,000	41,014,799
				88,420,090
Total Corporate Bonds (cost $106,397,247)				106,393,019
Municipal Bonds 0.3%
New York 0.1%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 11/01/18),	2.190(cc)	11/15/32	25,000	25,000,000
Texas 0.2%
University of Texas System (The), Rev., Subser. G2, Rfdg., FRDD (Mandatory put date 11/01/18),	2.150(cc)	08/01/45	29,940	29,940,000
Total Municipal Bonds (cost $54,940,000)				54,940,000

Repurchase Agreements(m) 14.1%
Amherst Pierpont Securities LLC,
2.21%, dated 10/30/18, due 11/06/18 in the amount of $132,056,723	132,000	132,000,000
2.22%, dated 10/31/18, due 11/01/18 in the amount of $250,015,417	250,000	250,000,000
2.22%, dated 10/31/18, due 11/07/18 in the amount of $131,056,548	131,000	131,000,000
CF Secured LLC,
2.20%, dated 10/31/18, due 11/01/18 in the amount of $300,018,333	300,000	300,000,000
2.21%, dated 10/31/18, due 11/01/18 in the amount of $250,015,347	250,000	250,000,000

Description	PrincipalAmount (000)#	Value
Repurchase Agreements (Continued)
Credit Agricole Corporate & Investment Bank,
2.20%, dated 10/29/18, due 11/05/18 in the amount of $253,108,228	253,000	$ 253,000,000
2.20%, dated 10/30/18, due 11/06/18 in the amount of $100,042,778	100,000	100,000,000
2.21%, dated 10/31/18, due 11/07/18 in the amount of $128,055,004	128,000	128,000,000

HSBC Securities (USA) Inc., 2.20%, dated 10/30/18, due 11/06/18 in the amount of $75,032,083	75,000	75,000,000
Merrill Lynch, 2.21%, dated 10/31/18, due 11/01/18 in the amount of $174,339,702	174,329	174,329,000
MUFG Securities (USA) LLC, 2.19%, dated 10/31/18, due 11/01/18 in the amount of $350,021,292	350,000	350,000,000
NatWest Markets Securities Inc.,
2.18%, dated 10/26/18, due 11/02/18 in the amount of $100,042,389	100,000	100,000,000
2.18%, dated 10/30/18, due 11/06/18 in the amount of $132,055,953	132,000	132,000,000

Nomura Securities International, Inc., 2.21%, dated 10/31/18, due 11/01/18 in the amount of $450,027,625	450,000	450,000,000
Total Repurchase Agreements (cost $2,825,329,000)		2,825,329,000

	Interest Rate	Maturity Date
Time Deposits 1.4%
Australia & New Zealand Banking Group	2.340%	11/08/18	89,000	89,000,000
Northern Trust Co. (The)	2.140	11/01/18	195,303	195,303,000
Total Time Deposits (cost $284,303,000)				284,303,000
U.S. Government Agency Obligations 20.4%
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)% (Cap N/A, Floor 0.000%)	2.225(c)	01/28/20	67,000	66,975,403
Federal Home Loan Bank, 3 Month LIBOR + (0.280)% (Cap N/A, Floor 0.000%)	2.061(c)	02/01/19	103,000	102,992,149

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund

PGIM Core Ultra Short Bond Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Bank, 1 Month LIBOR + (0.145)% (Cap N/A, Floor 0.000%)	2.135%(c)	11/16/18	271,000	$ 270,996,377
Federal Home Loan Bank	2.157(n)	11/16/18	195,000	194,822,940
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	2.165(c)	11/21/18	159,000	159,000,283
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	2.172(c)	12/24/18	234,000	233,998,187
Federal Home Loan Bank	2.187(n)	11/19/18	416,392	415,938,133
Federal Home Loan Bank, 1 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)	2.194(c)	02/04/19	205,000	204,980,049
Federal Home Loan Bank	2.195(n)	11/21/18	86,000	85,895,854
Federal Home Loan Bank	2.199(n)	12/03/18	222,000	221,559,996
Federal Home Loan Bank, 1 Month LIBOR + (0.080)% (Cap N/A, Floor 0.000%)	2.202(c)	11/23/18	286,000	285,999,499
Federal Home Loan Bank	2.212(n)	12/19/18	641,000	639,094,307
Federal Home Loan Bank	2.220(n)	12/17/18	240,000	239,316,240
Federal Home Loan Bank	2.233(n)	12/12/18	370,000	369,060,200
Federal Home Loan Bank	2.233(n)	12/14/18	50,000	49,866,800
Federal Home Loan Mortgage Corp., 1 Month LIBOR + (0.155)% (Cap N/A, Floor 0.000%)	2.122(c)	11/09/18	204,000	203,999,568
Federal Home Loan Mortgage Corp., MTN, 3 Month LIBOR + (0.225)% (Cap N/A, Floor 0.000%)	2.086(c)	08/27/19	205,000	204,982,495
Federal Home Loan Mortgage Corp., MTN, 1 Month LIBOR + (0.100)% (Cap N/A, Floor 0.000%)	2.187(c)	03/18/19	156,000	155,982,478

Total U.S. Government Agency Obligations (cost $4,105,658,855)				4,105,460,958
U.S. Treasury Obligation 1.3%
U.S. Treasury Bills (cost $259,257,404)	2.224(n)	12/18/18	260,000	259,273,589

TOTAL INVESTMENTS 101.0% (cost $20,284,510,494)				20,284,854,019
Liabilities in excess of other assets (1.0)%				(206,308,778)

Net Assets 100.0%				$ 20,078,545,241

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by ADBB (coupon rate 2.375%, maturity date 08/10/27), FCSB (coupon rate 2.235%, maturity date 02/25/20), FHLB (coupon rate 1.375%, maturity date 05/28/19), FHLMC (coupon rates 0.000%-7.500%, maturity dates 01/01/19-10/01/48), FNMA (coupon rates 0.000%-7.000%, maturity dates 11/25/18-02/01/52), GNMA (coupon rates 3.000%-7.500%, maturity dates 05/20/26-03/20/65), International Finance Corp. (coupon rate 1.125%, maturity date 07/20/21), and U.S. Treasury Securities (coupon rates 0.000%-3.375%, maturity dates 02/07/19-08/15/48), with the aggregate value, including accrued interest, of $2,882,184,762.
(n)	Rate shown reflects yield to maturity at purchased date.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$ 5,778,850,939	$—
Commercial Paper	—	6,734,289,454	—
Corporate Bonds	—	242,407,079	—
Municipal Bonds	—	54,940,000	—
Repurchase Agreements	—	2,825,329,000	—
Time Deposits	—	284,303,000	—
U.S. Government Agency Obligations	—	4,105,460,958	—
U.S. Treasury Obligation	—	259,273,589	—
Total	$—	$20,284,854,019	$—

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund

PGIM Institutional Money Market Fund
Schedule of Investments (unaudited)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 101.8%
Certificates of Deposit 38.8%
Bank of America NA,
1 Month LIBOR + 0.150%	2.424%(c)	02/04/19	83,000	$ 83,017,679
1 Month LIBOR + 0.150%	2.427(c)	04/15/19	96,000	95,982,637
1 Month LIBOR + 0.220%	2.500(c)	01/14/19	76,000	76,027,968
1 Month LIBOR + 0.410%	2.687(c)	11/06/18	121,000	121,003,704
Bank of Montreal,
1 Month LIBOR + 0.260%	2.537(c)	02/08/19	92,000	92,046,920
3 Month LIBOR + 0.210%	2.751(c)	11/01/19	165,000	165,000,000

Bank of Nova Scotia, 1 Month LIBOR + 0.310%	2.395(c)	06/19/19	114,000	114,039,900
BNP Paribas SA,
3 Month LIBOR + 0.140%	2.506(c)	06/24/19	5,000	4,998,697
1 Month LIBOR + 0.240%	2.522(c)	02/19/19	152,000	152,068,248
1 Month LIBOR + 0.270%	2.550(c)	11/15/18	100,000	100,012,300
1 Month LIBOR + 0.300%	2.595(c)	05/08/19	80,000	79,975,200

Branch Banking & Trust Co.	2.200	11/02/18	88,000	87,999,933

Branch Banking & Trust Co.	2.200	11/06/18	92,000	91,999,722
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.210%	2.490(c)	11/15/18	125,000	125,003,125
1 Month LIBOR + 0.230%	2.510(c)	11/14/18	95,000	95,009,500
3 Month LIBOR + 0.200%	2.543(c)	05/01/19	40,000	40,019,647
3 Month LIBOR + 0.130%	2.579(c)	07/17/19	81,000	80,988,318

Citibank NA	2.370	01/15/19	78,000	77,975,633

Citibank NA	2.430	01/04/19	88,000	87,996,471

Citibank NA	2.510	03/14/19	78,000	77,954,659

Commonwealth Bank of Australia	2.250	12/06/18	80,000	79,996,016
Commonwealth Bank of Australia, 1 Month LIBOR + 0.330%	2.586(c)	03/01/19	20,000	20,015,020
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.210%	2.490(c)	11/15/18	133,000	133,013,034
1 Month LIBOR + 0.290%	2.589(c)	07/01/19	100,000	99,960,000

Credit Suisse AG, 3 Month LIBOR + 0.170%	2.566(c)	10/01/19	152,000	151,971,681
DNB Bank ASA	2.400	01/17/19	175,000	174,978,440
Mizuho Bank Ltd.,
3 Month LIBOR + 0.040%	2.381(c)	02/11/19	198,000	197,974,260
1 Month LIBOR + 0.200%	2.480(c)	04/15/19	145,000	144,943,450

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Mizuho Bank Ltd., (cont’d.)
1 Month LIBOR + 0.270%	2.557%(c)	04/18/19	41,500	$41,498,058

MUFG Bank Ltd.	2.320	12/18/18	88,000	87,990,910

MUFG Bank Ltd.	2.430	01/23/19	100,000	99,967,370

MUFG Bank Ltd., 1 Month LIBOR + 0.300%	2.597(c)	04/30/19	169,000	168,949,300

Natixis SA	2.330	12/20/18	145,000	145,008,222
Natixis SA,
3 Month LIBOR + 0.100%	2.443(c)	11/01/18	15,000	15,000,000
1 Month LIBOR + 0.350%	2.629(c)	03/05/19	143,000	143,113,971

Nordea Bank AB, 3 Month LIBOR + 0.200%	2.534(c)	03/15/19	92,000	92,043,331

Nordea Bank AB	2.300	12/18/18	223,000	223,010,615

Norinchukin Bank	2.300	12/06/18	255,000	254,993,855
Royal Bank of Canada,
3 Month LIBOR + 0.150%	2.472(c)	05/20/19	55,000	55,011,763
3 Month LIBOR + 0.130%	2.555(c)	07/12/19	145,000	144,999,375

Sumitomo Mitsui Banking Corp.	2.350	11/01/18	108,000	108,000,367

Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.150%	2.595(c)	04/16/19	150,000	149,992,713

Svenska Handelsbanken AB	2.400	01/15/19	145,000	145,006,235
Svenska Handelsbanken AB,
1 Month LIBOR + 0.190%	2.470(c)	02/20/19	87,000	87,025,230
1 Month LIBOR + 0.220%	2.501(c)	01/25/19	102,000	102,038,862
Swedbank AB,
1 Month LIBOR + 0.190%	2.485(c)	02/25/19	170,000	170,048,110
1 Month LIBOR + 0.290%	2.571(c)	07/25/19	145,000	144,989,438

Toronto-Dominion Bank (The)	2.300	12/19/18	92,000	91,997,350

Toronto-Dominion Bank (The), 3 Month LIBOR + 0.080%	2.433(c)	03/21/19	117,000	117,012,788

US Bank NA	2.220	11/13/18	200,000	200,006,480

US Bank NA, 1 Month LIBOR + 0.240%	2.534(c)	06/26/19	129,000	128,991,630
Wells Fargo Bank NA,
3 Month LIBOR + 0.230%	2.578(c)	04/16/19	130,000	130,070,300
3 Month LIBOR + 0.160%	2.596(c)	08/13/19	118,000	117,963,365
Westpac Banking Corp.,
1 Month LIBOR + 0.200%	2.479(c)	11/05/18	90,000	90,002,970
1 Month LIBOR + 0.400%	2.680(c)	03/14/19	130,000	130,132,210

Total Certificates of Deposit (cost $6,236,585,429)				6,236,836,980

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund

PGIM Institutional Money Market Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper 30.6%
ABN AMRO Funding USA LLC,
144A	2.280%(n)	12/03/18	90,000	$ 89,806,293
144A	2.320(n)	01/04/19	78,000	77,657,494

Bank Nederlandse Gemeenten NV, 144A	2.230(n)	11/02/18	350,000	349,957,090
Bank of Nova Scotia, 144A, 3 Month LIBOR + 0.080%	2.423(c)	08/08/19	165,000	164,924,890
BASF SE,
144A	2.350(n)	12/03/18	15,000	14,968,334
144A	2.390(n)	12/10/18	100,000	99,743,330
CDP Financial, Inc.,
144A	2.120(n)	11/01/18	30,000	29,998,164
144A	2.170(n)	11/06/18	40,000	39,985,212
144A	2.210(n)	12/03/18	16,000	15,966,589
144A	2.390(n)	12/21/18	160,000	159,472,773
Commonwealth Bank of Australia,
144A	2.230(n)	11/20/18	63,000	62,922,756
144A, 1 Month LIBOR + 0.330%	2.625(c)	02/28/19	137,000	137,101,791

CPPIB Capital, Inc., 144A	2.420(n)	01/10/19	125,000	124,414,250
Federation Des Caisses Desjardins,
144A	2.250(n)	11/23/18	30,000	29,953,770
144A	2.250(n)	11/26/18	17,000	16,971,688
144A	2.290(n)	12/20/18	65,000	64,786,676
144A	2.330(n)	12/19/18	60,000	59,807,184
144A, 1 Month LIBOR + 0.300%	2.620(c)	06/20/19	90,000	90,004,320
HSBC Bank PLC,
144A, 1 Month LIBOR + 0.210%	2.487(c)	11/08/18	75,000	75,004,050
144A, 1 Month LIBOR + 0.270%	2.550(c)	05/22/19	149,000	149,012,218

ING US Funding LLC, 1 Month LIBOR + 0.300%	2.597(c)	07/26/19	151,000	150,982,031
International Bank for Reconstruction & Development	2.150(n)	11/27/18	189,000	188,702,514

International Bank for Reconstruction & Development	2.210(n)	12/20/18	190,000	189,423,350
International Business Machine Corp.,
144A	2.330(n)	12/17/18	57,000	56,828,840
144A	2.350(n)	12/18/18	155,000	154,524,258
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.110%	2.483(c)	03/25/19	68,000	67,996,935
144A, 1 Month LIBOR + 0.230%	2.512(c)	04/23/19	132,000	131,986,272
144A, 3 Month LIBOR + 0.180%	2.550(c)	11/07/18	42,000	42,002,184
144A, 1 Month LIBOR + 0.270%	2.557(c)	01/24/19	42,000	42,021,042
1 Month LIBOR + 0.300%	2.583(c)	06/12/19	95,000	95,017,860
144A, 3 Month LIBOR + 0.200%	2.709(c)	07/29/19	17,000	16,998,725

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
KFW,
144A	2.410%(n)	01/11/19	180,000	$ 179,174,160
144A	2.410(n)	01/18/19	76,000	75,617,082

National Australia Bank Ltd., 144A, 1 Month LIBOR + 0.220%	2.476(c)	08/01/19	70,000	70,002,520
Nederlandse Waterschapsbank NV, 144A	2.230(n)	11/19/18	28,000	27,965,893
Nestle Finance International Ltd.	2.390(n)	12/13/18	59,000	58,836,930
Nissan Motor Acceptance Corp., 144A	2.400(n)	12/19/18	20,000	19,937,036
Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.300%	2.018(c)	01/11/19	30,000	30,015,870
Port Authority of New York and New Jersey	2.400	01/15/19	10,000	10,000,300
Province of Alberta,
144A	2.090(n)	11/01/18	20,000	19,998,781
144A	2.150(n)	11/07/18	55,000	54,976,366
144A	2.220(n)	12/05/18	122,000	121,730,514
144A	2.280(n)	12/10/18	64,000	63,837,651
144A	2.280(n)	12/11/18	27,000	26,929,705
144A	2.280(n)	12/12/18	18,000	17,951,953
144A	2.450(n)	02/20/19	45,000	44,654,060
PSP Capital, Inc.,
144A	2.180(n)	11/07/18	15,000	14,993,525
144A	2.270(n)	12/17/18	15,000	14,954,822
144A	2.380(n)	12/12/18	20,000	19,946,520
Sanofi SA,
144A	2.280(n)	12/14/18	38,000	37,892,202
144A	2.280(n)	12/17/18	39,000	38,881,366
144A	2.300(n)	12/21/18	134,000	133,555,978
Schlumberger Investment SA,
144A	2.400(n)	12/11/18	36,000	35,904,920
144A	2.450(n)	12/03/18	44,000	43,907,314

Toronto-Dominion Bank (The), 144A, 1 Month LIBOR + 0.230%	2.507(c)	11/09/18	96,000	96,006,240
Total Capital Canada Ltd., 144A	2.330(n)	12/19/18	122,000	121,606,111
Toyota Credit Canada, Inc., 1 Month LIBOR + 0.250%	2.527(c)	03/01/19	46,000	46,022,080
Toyota Finance Australia Ltd., 1 Month LIBOR + 0.400%	2.222(c)	11/13/18	30,000	30,004,620
Toyota Motor Finance (Netherlands) BV,
3 Month LIBOR + 0.020%	2.332(c)	11/26/18	123,000	123,000,587
3 Month LIBOR + 0.090%	2.443(c)	03/18/19	4,000	4,000,580

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund

PGIM Institutional Money Market Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
UBS AG,
144A, 1 Month LIBOR + 0.260%	2.525%(c)	09/03/19	124,000	$ 124,020,336
144A, 3 Month LIBOR + 0.230%	2.573(c)	11/08/18	12,000	12,000,816
144A, 1 Month LIBOR + 0.420%	2.722(c)	05/31/19	96,000	96,125,856

University of Texas System Board of Regents Revenue Financing	2.230	11/19/18	10,000	10,000,200

University of Texas System Board of Regents Revenue Financing	2.400	01/14/19	7,000	7,000,280

Westpac Banking Corp., 144A, 1 Month LIBOR + 0.250%	2.531(c)	02/08/19	93,000	93,044,919
Total Commercial Paper (cost $4,913,315,676)				4,913,440,976
Corporate Bonds 1.9%
Auto Manufacturers 0.4%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.060%	2.374(c)	05/15/19	70,000	70,007,236
Banks 1.5%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A	2.100	01/18/19	20,800	20,769,528
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%	3.085(c)	01/18/19	10,000	10,008,400

BNP Paribas SA (France), Gtd. Notes, MTN	2.400	12/12/18	25,000	24,993,500
Citibank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.340%	2.678(c)	03/20/19	6,180	6,183,717
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes	2.250	01/14/19	11,947	11,938,200
MUFG Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	9,780	9,757,958
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375	11/20/18	42,000	41,987,736
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.631(c)	05/28/19	70,000	70,070,770
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.637(c)	12/07/18	7,000	7,001,092

US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.150%	2.462(c)	05/24/19	21,000	21,004,945

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (Continued)

Wells Fargo Bank NA, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.500%	2.811%(c)	11/28/18	8,000	$ 8,002,887
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%	3.050(c)	11/23/18	10,000	10,003,939
				241,722,672
Total Corporate Bonds (cost $311,753,739)				311,729,908
Municipal Bonds 0.8%
New York 0.2%
Triborough Bridge & Tunnel Auth., Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 11/01/18)	2.190(cc)	11/15/32	28,035	28,035,000
Texas 0.6%
University of Texas System (The), Fund Syst., Rev., Subser. G2, Rfdg., FRDD (Mandatory put date 11/01/18)	2.150(cc)	08/01/45	82,375	82,375,000
University of Texas System (The), Rev., Subser. G1, Rfdg., FRDD (Mandatory put date 11/01/18)	2.200(cc)	08/01/45	21,000	21,000,000
				103,375,000
Total Municipal Bonds (cost $131,410,000)				131,410,000
Repurchase Agreements(m) 20.4%
Amherst Pierpont Securities LLC,
2.21%, dated 10/30/18, due 11/06/18 in the amount of $100,042,972			100,000	100,000,000
2.22%, dated 10/31/18, due 11/07/18 in the amount of $100,043,167			100,000	100,000,000
2.22%, dated 10/31/18, due 11/01/18 in the amount of $250,015,417			250,000	250,000,000
BNP Paribas SA, 2.21%, dated 10/31/18, due 11/01/18 in the amount of $244,014,979			244,000	244,000,000
CF Secured LLC,
2.21%, dated 10/31/18, due 11/01/18 in the amount of $250,015,347			250,000	250,000,000

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund

PGIM Institutional Money Market Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
Description	Principal Amount (000)#	Value
Repurchase Agreements (Continued)
2.20%, dated 10/31/18, due 11/01/18 in the amount of $200,012,222	200,000	$ 200,000,000
Credit Agricole Corporate & Investment Bank,
2.19%, dated 10/25/18, due 11/01/18 in the amount of $215,091,554	215,000	215,000,000
2.20%, dated 10/26/18, due 11/02/18 in the amount of $200,085,556	200,000	200,000,000
2.20%, dated 10/29/18, due 11/05/18 in the amount of $177,075,717	177,000	177,000,000
2.20%, dated 10/30/18, due 11/06/18 in the amount of $77,032,939	77,000	77,000,000
2.21%, dated 10/31/18, due 11/07/18 in the amount of $100,042,972	100,000	100,000,000
HSBC Securities (USA), Inc., 2.20%, dated 10/30/18, due 11/06/18 in the amount of $60,025,667	60,000	60,000,000
Merrill Lynch, 2.20%, dated 10/31/18, due 11/01/18 in the amount of $150,009,167	150,000	150,000,000
MUFG Securities (Canada) Ltd., 2.19%, dated 10/31/18, due 11/01/18 in the amount of $450,027,375	450,000	450,000,000
Nomura Securities International, Inc., 2.21%, dated 10/31/18, due 11/01/18 in the amount of $300,018,417	300,000	300,000,000
RBS Securities, Inc.,
2.18%, dated 10/26/18, due 11/02/18 in the amount of $150,063,583	150,000	150,000,000
2.18%, dated 10/30/18, due 11/06/18 in the amount of $100,042,389	100,000	100,000,000
TD Securities (USA) LLC, 2.21%, dated 10/31/18, due 11/01/18 in the amount of $159,009,761	159,000	159,000,000
Total Repurchase Agreements (cost $3,282,000,000)		3,282,000,000

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Time Deposit 1.6%
Northern Trust Co. (The) (cost $261,774,000)	2.140%	11/01/18	261,774	$ 261,774,000
U.S. Government Agency Obligations 6.5%
Federal Farm Credit Bank, 1 Month LIBOR + (0.070)% (Cap N/A, Floor 0.000%)	2.225(c)	01/28/20	46,000	45,983,112
Federal Home Loan Bank	2.133(n)	11/16/18	125,000	124,886,500
Federal Home Loan Bank	2.165(n)	11/21/18	48,000	47,941,872
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	2.165(c)	11/21/18	110,000	110,000,196
Federal Home Loan Bank, 1 Month LIBOR + (0.115)% (Cap N/A, Floor 0.000%)	2.172(c)	12/24/18	56,000	55,999,566
Federal Home Loan Bank	2.192(n)	12/19/18	320,000	319,048,640
Federal Home Loan Bank	2.196(n)	11/30/18	25,000	24,956,100
Federal Home Loan Bank	2.201(n)	12/06/18	30,000	29,934,960
Federal Home Loan Bank	2.202(n)	12/12/18	109,000	108,723,140
Federal Home Loan Bank, 3 Month LIBOR + (0.280)% (Cap N/A, Floor 0.000%)	2.261(c)	02/01/19	74,000	73,994,360
Federal Home Loan Mortgage Corp., MTN, 1 Month LIBOR + (0.100)%	2.187(c)	03/18/19	110,000	109,987,645

Total U.S. Government Agency Obligations (cost $1,051,521,383)				1,051,456,091
U.S. Treasury Obligation 1.2%
U.S. Treasury Bills (cost $183,474,694)	2.194(s)	12/18/18	184,000	183,485,924

TOTAL INVESTMENTS 101.8% (amortized cost $16,371,834,921)				16,372,133,879
Liabilities in excess of other assets (1.8)%				(291,081,476)

Net Assets 100.0%				$ 16,081,052,403

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund

PGIM Institutional Money Market Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2018
(m)	Repurchase agreements are collateralized by FHLB (coupon rate 0.000%, maturity date 04/10/19), FMAC (coupon rates 0.000%-7.500%, maturity dates 06/01/25-10/01/48), FNMA (coupon rates 0.000%-6.006%, maturity dates 11/15/18-09/01/57), GNMA (coupon rates 2.500%-7.000%, maturity dates 05/15/28-06/20/48) and U.S. Treasury Securities (coupon rates 0.000%-4.500%, maturity dates 11/01/18-05/15/48), with the aggregate value, including accrued interest, of $3,347,954,214.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of October 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$ 6,236,836,980	$—
Commercial Paper	—	4,913,440,976	—
Corporate Bonds	—	311,729,908	—
Municipal Bonds	—	131,410,000	—
Repurchase Agreements	—	3,282,000,000	—
Time Deposit	—	261,774,000	—
U.S. Government Agency Obligations	—	1,051,456,091	—
U.S. Treasury Obligation	—	183,485,924	—
Total	$—	$16,372,133,879	$—

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS—Asset-Backed Security
ADBB—Asian Developent Bank Bonds
AMBAC—American Municipal Bond Assurance Corp.
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
FRDD—Floating Rate Daily Demand Note
FSCB—Federal Farm Credit Banks Consolidated Systemwide Bonds
GMTN—Global Medium Term Note
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
Rfdg—Refunding

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The PGIM Institutional Money Market Fund and the PGIM Core Ultra Short Bond Fund may invest up to 5% and the PGIM Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    December 14, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    December 14, 2018

* Print the name and title of each signing officer under his or her signature.